Concentration of Credit Risks	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Concentration of Credit Risks
16. Concentration of Credit Risks
The Company’s vessels are chartered under either a time charter arrangement or voyage charter arrangement. Under a time charter arrangement, no security is provided for the payment of charter hire. However, payment is usually required monthly in advance. Under a voyage charter arrangement, a lien may sometimes be placed on the cargo to secure the payment of the accounts receivable, as permitted by the prevailing charter party agreement.
During 2019, four charterers contributed 51.4 % of the operating revenue, comprising 16.8%, 13.9%, 13.2%, and 10.2% (2018: four charterers contributed 55.1% of the operating revenue, comprising 16.5%, 15.4%, 13.5% and 9.7%).
As of December 31, 2018, and 2019, all of the Company’s cash, cash equivalents, restricted cash, and short-term investments were held by large financial institutions, highly rated by a recognized rating agency.